Accounts Payable and Accrued Expenses 10-Q	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses
4. Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consisted of the following:

	March 31, 2026	December 31, 2025
Legal fees	$2,663,472	$124,920
Medical and scientific fees	2,039,642	—
Games related costs	1,440,377	—
Professional fees and other than legal	1,392,473	999,599
Salaries, wages and bonuses	469,483	1,394,955
Other accrued expenses	323,772	472,050

Total accounts payable and accrued expenses	$8,329,219	$2,991,524

As of March 31, 2026 and December 31, 2025, approximately $2.7 million and $0.5 million, respectively, of unpaid professional fees and other directly attributable offering costs are included in accounts payable and accrued expenses and have been classified as deferred offering costs.

4. Accounts Payable and Accrued Expenses
Accrued expenses
consisted
of
the following:

	December 31, 2025	December 31, 2024
Salaries, wages and bonuses	$1,394,955	$975,835
Legal fees	124,920	529,745
Professional fees other than legal	999,599	116,319
Other accrued expenses	472,050	54,521
Professional fees—related party	—	224,756

Total accounts payable and accrued expenses	$2,991,524	$1,901,176

Amounts included in accounts payable and accrued expenses related to offering activities represent unpaid invoices and accrued professional fees that qualify as deferred financing costs, consisting of approximately $0.5 million of filing and accounting
fees as of December
31
, 2025.